CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Derivative instruments	¥ 113,191,365	$ 16,186,150
Allowance for account receivables, net	236	34	¥ 274,956
Allowance for other current assets	77,493,926	11,081,484	72,671,045
Fair value of long-term investments	14,700,093	2,102,085	15,163,357
Allowance of other non-current assets	0	0	440,085
Short-term lease liabilities	4,232,810	605,284	18,696,986
Accrued expenses and other current liabilities	290,251,370	41,505,394	262,077,864
Income tax payable	58,155,740	8,316,160	33,422,727
Derivative instruments	52,011,906	7,437,604	89,894,630
Long-term lease liabilities	¥ 655,070	$ 93,674	¥ 48,706,048
Class A Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized	656,508,828	656,508,828	656,508,828
Ordinary shares, issued	201,304,881	201,304,881	201,304,881
Ordinary shares, outstanding	93,185,285	93,185,285	105,198,013
Class B Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized	63,491,172	63,491,172	63,491,172
Ordinary shares, issued	63,491,172	63,491,172	63,491,172
Ordinary shares, outstanding	63,491,172	63,491,172	63,491,172
Variable Interest Entity
Derivative instruments	¥ 7,799,642	$ 1,115,334
Short-term lease liabilities	44,274	6,331	¥ 67,180
Accrued expenses and other current liabilities	17,207,708	2,460,670	8,233,771
Income tax payable	17,953,357	2,567,296	0
Derivative instruments | ¥			0
Long-term lease liabilities	¥ 0	$ 0	¥ 0